INVESTMENTS (Narrative) (Details) - USD ($) $ in Thousands						1 Months Ended			12 Months Ended
	Jul. 12, 2016	Jan. 21, 2016	Dec. 10, 2014	Jun. 27, 2014	May 11, 2011	Aug. 31, 2016	May 29, 2015	Nov. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 08, 2016
Investment And Other Income [Line Items]
Interest income on fixed-rate time deposits and adjustable-rate investments									$ 11,367	$ 9,474	$ 27,166
Unrealized gain on available-for-sale security									7,326	(4,002)	10,508
Other-than-temporary impairment on available-for-sale security											8,417
Available for sale securities									48,527	49,522
Investment income									3,281	1,333	0
Total losses for securities with net losses in accumulated other comprehensive income (loss)									$ 3,911	3,615
Dividend Distribution, Stock Dividend Description									every 10 shares distributed 4 shares for stock dividend
Business Combination, Consideration Transferred									$ 2,491
Proceeds from disposal of an available-for-sale security						$ 13,074			13,074
Accumulated other comprehensive income reclassifications for unrealized gain on available-for-sale security						$ 10,583			10,583
Impairment loss									$ 2,232		8,417
Yirendai Ltd [Member]
Investment And Other Income [Line Items]
Shares acquired during the period									283,408
Consideration for acquisition									$ 1,496
Percentage of ownership interest										0.66%
Guilin Bank [Member]
Investment And Other Income [Line Items]
Shares acquired during the period	30,595,859
Consideration for acquisition	$ 12,173
Percentage of ownership interest	0.01%
Chuangdian [Member]
Investment And Other Income [Line Items]
Shares acquired during the period		4,411,765
Consideration for acquisition		$ 3,294
Percentage of ownership interest		15.00%
Tospur [Member]
Investment And Other Income [Line Items]
Consideration for acquisition			$ 62,257
Percentage of ownership interest			16.00%
Equity Securities [Member] | Color Life Service Group [Member]
Investment And Other Income [Line Items]
Unrealized loss									3,097	$ 388
Market price of acquired firm									20,606		24,091
Available for sale securities									13,583	13,583
Total losses for securities with net losses in accumulated other comprehensive income (loss)
Equity Securities [Member] | Hopefluent Group Holdings Limited [Member]
Investment And Other Income [Line Items]
Market price of acquired firm										31,339
Available for sale securities									34,944	34,944	$ 34,944
Total losses for securities with net losses in accumulated other comprehensive income (loss)									3,911	3,605
Equity Securities [Member] | Yirendai Ltd [Member]
Investment And Other Income [Line Items]
Unrealized gain on available-for-sale security										985
Available for sale securities										995
Total losses for securities with net losses in accumulated other comprehensive income (loss)										$ 10
Available-for-sale securities [Member] | Equity Securities [Member] | Color Life Service Group [Member]
Investment And Other Income [Line Items]
Shares acquired during the period				27,551,733
Consideration for acquisition				$ 13,583
Percentage of ownership interest				2.76%
Available-for-sale securities [Member] | Equity Securities [Member] | Hopefluent Group Holdings Limited [Member]
Investment And Other Income [Line Items]
Shares acquired during the period								111,935,037
Consideration for acquisition								$ 43,361
Percentage of ownership interest								17.26%
Unrealized loss					$ 33,235				306
Market price of acquired firm									31,033
Other-than-temporary impairment on available-for-sale security									$ 3,605
Available-for-sale securities [Member] | Equity Securities [Member] | Shenzhen World Union Properties Consultancy Co.,Ltd. [Member]
Investment And Other Income [Line Items]
Shares acquired during the period							145,376,744					203,527,442
Consideration for acquisition							$ 121,394
Percentage of ownership interest							10.06%
Available-for-sale securities [Member] | Equity Securities [Member] | Yirendai Ltd [Member]
Investment And Other Income [Line Items]
Shares acquired during the period										103,935
Consideration for acquisition										$ 995
Percentage of ownership interest										0.18%
Unrealized gain on available-for-sale security										$ 10